DEFERRED REVENUE (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Revenue
Schedule of deferred revenue

		September 30, 2023	December 31, 2022
		$	$
Sales deposits – future delivery of buses		2,512	453
Future delivery of buses	(a)	1,812	1,929
Deferred revenue		4,324	2,382
Less: current portion		4,324	2,382
Long-term portion of deferred revenue		—	—

a)	During the year ended December 31, 2022, the Company recognized deferred revenue in relation to a non-cash agreement with a customer in which the Company provided the customer with 8 leased buses to be leased until the delivery of the 8 new buses which is expected within the next 12 months. As a result, the Company has recognized $122 as lease revenue (September 30, 2022: $127) and has a deferred revenue balance of $1,812 as at September 30, 2023.